RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at August, 31 2020 (Unaudited)

	Shares	Value
Common Stocks - 14.8%
Biotechnology - 0.3%
Corteva, Inc.	71,062	$2,028,820

Building Materials - 0.1%
Geberit AG	1,242	718,069

Chemicals - 1.2%
CF Industries Holdings, Inc.	20,398	665,587
Ecolab, Inc.	9,415	1,855,508
FMC Corp.	12,469	1,332,437
The Mosaic Co.	34,511	629,135
Nutrien Ltd.	58,267	2,160,389
PhosAgro PJSC - GDR	40,602	483,976
Sociedad Quimica y Minera de Chile S.A. - ADR	22,533	706,635
Yara International ASA	26,262	1,107,616
		8,941,283
Distribution & Wholesale - 0.1%
Ferguson PLC	7,061	697,355

Electrical Components & Equipment - 0.0% (2)
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	382,557	329,239

Electronics - 0.0% (2)
Halma PLC	4,305	127,850

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	6,945	536,362
First Solar, Inc. (1)	5,601	428,981
Siemens Gamesa Renewable Energy S.A.	39,856	1,069,614
SolarEdge Technologies, Inc. (1)	2,844	628,951
Sunrun, Inc. (1)	6,003	339,500
Vestas Wind Systems A/S	10,913	1,662,726
Xinyi Solar Holdings Ltd.	419,523	529,942
		5,196,076
Food - 0.3%
Bakkafrost P/F	5,565	350,778
Leroy Seafood Group ASA	59,253	377,040
Mowi ASA	52,815	1,039,807
Salmar ASA	10,376	566,148
		2,333,773
Housewares - 0.2%
The Scotts Miracle-Gro Co.	5,242	883,434
The Toro Co.	9,959	749,714
		1,633,148
Iron & Steel - 0.8%
Fortescue Metals Group Ltd.	187,875	2,420,393
Vale S.A. - ADR	348,700	3,835,700
		6,256,093
Machinery - Diversified - 1.4%
AGCO Corp.	6,996	497,416
CNH Industrial NV - Class A	127,065	1,003,813

Deere & Co.	27,315	5,737,789
IDEX Corp.	2,480	446,970
Kubota Corp.	106,638	1,927,217
Xylem, Inc.	5,542	444,358
		10,057,563
Mining - 4.4%
Anglo American PLC	80,640	1,978,722
Antofagasta PLC	68,655	987,286
BHP Group Ltd. - ADR	156,985	8,643,594
Boliden AB	17,689	528,930
China Molybdenum Co. Ltd. - Class H	2,150,832	874,192
First Quantum Minerals Ltd.	46,786	463,569
Freeport-McMoRan, Inc.	92,861	1,449,560
Ganfeng Lithium Co. Ltd. - H Shares	118,820	601,754
Glencore PLC	903,193	2,045,956
Jiangxi Copper Co. Ltd. - H Shares	337,716	398,279
MMC Norilsk Nickel PJSC - ADR	119,196	3,105,056
Rio Tinto PLC - ADR	111,682	6,838,289
South32 Ltd.	318,363	494,437
Southern Copper Corp.	49,466	2,379,315
Sumitomo Metal Mining Co. Ltd.	19,775	603,627
Teck Resources Ltd. - Class B	41,575	479,902
Vedanta Ltd. - ADR	73,692	516,581
		32,389,049
Oil & Gas - 5.1%
BP PLC - ADR	97,360	2,037,745
Canadian Natural Resources Ltd.	32,159	634,813
Chevron Corp.	52,069	4,370,151
China Petroleum & Chemical Corp. - Class H - ADR	40,130	1,841,164
CNOOC Ltd. - ADR	12,653	1,431,813
ConocoPhillips	30,463	1,154,243
Ecopetrol S.A. - ADR	56,414	642,555
Eni S.p.A - ADR	50,808	945,029
EOG Resources, Inc.	15,944	722,901
Equinor ASA - ADR	88,410	1,418,981
Exxon Mobil Corp.	120,447	4,810,653
Gazprom PJSC - ADR	289,780	1,411,229
Hess Corp.	8,746	402,666
LUKOIL PJSC - ADR	16,794	1,146,191
Novatek PJSC - GDR	7,482	1,108,084
Occidental Petroleum Corp.	27,251	347,178
PetroChina Co. Ltd. - Class H - ADR	89,281	3,081,087
Pioneer Natural Resources Co.	4,490	466,646
Repsol S.A.	43,466	344,231
Rosneft Oil Co. PJSC - GDR	261,492	1,328,379
Royal Dutch Shell PLC - Class A - ADR	105,664	3,136,108
Suncor Energy, Inc.	40,319	647,666
Surgutneftegas PJSC - ADR	87,061	432,519
Tatneft PJSC - ADR	8,646	386,303
Total SE - ADR	71,237	2,818,848
Woodside Petroleum Ltd.	26,466	383,239
		37,450,422
Water - 0.2%
American Water Works Co., Inc.	6,205	877,015
Guangdong Investment Ltd.	540	843
Veolia Environnement S.A.	19,114	461,757
		1,339,615

Total Common Stocks
(Cost $101,942,555)			109,498,355

Exchange Traded Funds - 42.8%
Graniteshares Gold Trust (1)		4,123,070	80,688,480
SPDR Gold MiniShares Trust (1)		2,620,335	51,384,769
Vanguard FTSE Developed Markets ETF		881,221	36,896,723
Vanguard FTSE Emerging Markets ETF		1,257,897	55,586,469
Vanguard Total Stock Market ETF		520,820	92,330,970
Total Exchange Traded Funds
(Cost $270,455,747)			316,887,411

		Principal Amount
United States Treasury Obligations - 39.2%
United States Treasury Bills - 19.3%
0.103%, 12/10/20 (3)(4)		$143,141,000	143,100,245

United States Treasury Inflation Indexed Bonds - 19.9%
2.125%, 2/15/40		4,582,469	7,008,756
2.125%, 2/15/41		13,769,708	21,295,008
0.750%, 2/15/42		12,303,358	15,388,992
0.625%, 2/15/43		12,588,723	15,430,047
1.375%, 2/15/44		12,002,725	17,021,618
0.750%, 2/15/45		12,275,656	15,611,641
1.000%, 2/15/46		10,343,711	13,966,334
0.875%, 2/15/47		9,701,349	12,936,338
1.000%, 2/15/48		9,310,511	12,995,784
1.000%, 2/15/49		11,027,610	15,546,479
			147,200,997
Total United States Treasury Obligations
(Cost $278,696,505)			290,301,242

		Shares
Short-Term Investments - 0.0% (2)
Money Market Funds - 0.0% (2)
First American Government Obligations Fund, Class X, 0.066% (5)		100,000	100,000
Total Short-Term Investments
(Cost $100,000)			100,000

Total Investments in Securities - 96.8%
(Cost $651,194,807)			716,787,008
Other Assets in Excess of Liabilities - 3.2%			24,120,217
Total Net Assets - 100.0%			$740,907,225

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, if applicable.
(3)	The rate represents the annualized effective yield to maturity from the purchase price.
(4)	Zero coupon security.
(5)	The rate represents the annualized seven-day effective yield as of August 31, 2020.

SCHEDULE OF FUTURES CONTRACTS at August 31, 2020 (Unaudited)

The RPAR Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (12/20)	925	$128,746,954	$59,296	$128,806,250
Ultra Long-Term U.S. Treasury Bond Futures (12/20)	842	187,635,277	(1,632,215)	186,003,062
		$316,382,231	$(1,572,919)	$314,809,312

Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$109,498,355	$–	$–	$109,498,355
Exchange Traded Funds	316,887,411	-	-	316,887,411
United States Treasury Obligations (2)	-	290,301,242	-	290,301,242
Short-Term Investments	100,000	-	-	100,000
Total Investments in Securities	$426,485,766	$290,301,242	$–	$716,787,008

Other Financial Insruments (3)
Interest Rate Contracts - Futures	$(1,572,919)	$-	$-	$(1,572,919)

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for the security type breakout.
(3) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.